Incentive and Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Incentive and Share-Based Compensation [Abstract]
Incentive and Share-Based Compensation [Text Block]

17.       Incentive and Share-Based Compensation

Medium-Term Incentive Plan

In April 2010, we adopted our Medium-Term Incentive Plan (“MTI”). The MTI is designed to link the interests of senior management with the interests of shareholders by tying incentives to measurable corporate performance. The MTI awards for 2012, 2011 and 2010 provide payouts based on our return on assets and cost improvements over a three-calendar year performance period. Subject to customary accelerated vesting or forfeiture in the event of certain termination events, the awards will vest on the date following December 31, of the applicable performance period, on which the Compensation Committee of the Supervisory Board certifies the performance results and will be paid by March 31, following the end of the applicable performance period. Awards granted under the MTI are cash based awards. Beginning in 2012, eligible employees other than executive officers may elect to receive, and executive officers automatically receive, equity-based Qualified Performance Awards (“QPA”) under the Long-Term Incentive Plan (“LTI”) in lieu of any MTI awards. Awards under the MTI are accounted for as a liability and classified in Other liabilities on the Consolidated Balance Sheets. We recorded compensation expense of $18 million and $15 million for the years ended December 31, 2012 and 2011, respectively, and $4 million for the eight months ended December 31, 2010, based on the expected achievement of performance results.

Long-Term Incentive Plan

In April 2010, we adopted our 2010 LTI. Under the LTI, the Compensation Committee is authorized to grant restricted stock, restricted stock units, stock options, qualified performance awards, stock appreciation rights and other types of equity-based awards. The Compensation Committee determines the recipients of the equity awards, the type of award made, the required performance measures, and the timing and duration of each grant. The maximum number of shares of LyondellBasell N.V. stock reserved for issuance under the LTI is 22,000,000. In connection with emergence from bankruptcy, awards were granted to our senior management and we have since granted awards for new hires and promotions. As of December 31, 2012, there were 9,601,927 shares remaining available for issuance.

The LTI awards resulted in compensation expense of $39 million and $30 million for the years ended December 31, 2012 and 2011, respectively, $22 million for the eight months ended December 31, 2010, and $24 million for the four months ended April 30, 2010. The tax benefits were $14 million and $10 million for the years ended December 31, 2012 and 2011, respectively, and $8 million for each the eight months ended December 31, 2010 and four months ended April 30, 2010.

Restricted Stock Units—Restricted stock units (“RSUs”) generally entitle the recipient to be paid out an equal number of ordinary shares on the fifth anniversary of the grant date. In connection with the special dividend declared on November 19, 2012, the Compensation Committee authorized a grant of RSUs to each unvested stock option holder, which will vest ratably with the underlying options. RSUs, which are subject to customary accelerated vesting or forfeiture in the event of certain termination events, are accounted for as an equity award with compensation cost recognized ratably over the vesting period. The holders of RSUs are entitled to dividend equivalents to be settled no later than March 15, following the year in which dividends are paid, as long as the participant is in full employment at the time of the dividend payment. See the “Dividend Distribution” section of Note 20 for the per share amount of dividend equivalent payments made during 2012 and 2011 to holders of RSUs.

The following table summarizes RSU activity for the year ended December 31, 2012 in thousands of units:

		Weighted-
		Average Grant
	Number of	Date Fair Value
	Units	(per share)

Outstanding at January 1, 2012	2,005	$19.13
Granted	269	51.06
Paid	(118)	20.37
Forfeited	(226)	18.97
Outstanding at December 31, 2012	1,930	$23.51

The weighted-average grant date fair value for RSUs granted during the years ended December 31, 2012 and 2011 and the eight months ended December 31, 2010 was $51.06, $32.07, and $17.65, respectively. The total fair value of vested RSUs was $2 million during the year ended December 31, 2012 and less than $1 million for the year ended December 31, 2011, and less than $1 million for the eight months ended December 31, 2010.

The compensation expense related to the outstanding RSU was $7 million for each of the years ended December 31, 2012 and 2011, and $5 million for the eight months ended December 31, 2010. The related tax benefit was $2 million for each of the years ended December 31, 2012 and 2011, and $1 million for the eight months ended December 31, 2010. Total dividend equivalent payments were $7 million and $9 million for 2012 and 2011, respectively. As of December 31, 2012, the unrecognized compensation cost related to RSU was $29 million, which is expected to be recognized over a weighted-average period of 3 years.

Stock Options—Stock options are granted with an exercise price equal to the market price of our ordinary shares at the date of grant. The stock options are accounted for as an equity award with compensation cost recognized using the graded vesting method. We issued stock options to purchase 5,639,020 of our ordinary shares to our Chief Executive Officer at emergence from bankruptcy. These options vest in five equal, annual installments beginning on May 14, 2010 and may be exercised for a period of seven years following the grant date of May 14, 2009. The options originally were granted with an exercise price of $17.61 per share, the fair value of the Company's ordinary shares based on its reorganized value at the date of emergence. All other stock options granted before May 4, 2011 vest in equal increments on the second, third and fourth anniversary of the grant date, and options granted on and after May 4, 2011 vest in equal increments on the first, second and third anniversary of the grant date. These options have a contractual term of ten years and are subject to customary accelerated vesting or forfeiture in the event of certain termination events. Exercise prices for those options range from $11.95 to $52.20.

The Company's Supervisory Board authorized, and the Management Board declared, a special dividend of $2.75 per share to all shareholders of record on November 19, 2012 and a special dividend of $4.50 per share to all shareholders of record on November 15, 2011. In connection with the special dividends, the Compensation Committee authorized a cash payment equal to the special dividend on each underlying share outstanding for vested employee stock options. The dividend equivalent payments for the vested stock options resulted in compensation expense of $7 million in 2012 and $8 million in 2011.

The LTI provides for adjustments to the terms of awards granted under the LTI in certain circumstances, including the payment by the Company of certain special dividends. Pursuant to the provisions of the LTI, the Compensation Committee of the Supervisory Board authorized the reduction of the exercise price of all outstanding unvested stock options granted under the LTI in connection with the 2011 special dividend. The reduction in exercise price of $4.50 per share for all outstanding unvested stock options on December 6, 2011 was equal to the amount of the special dividend and was intended to provide an equitable adjustment to holders of stock options as a result of the Company's payment of the special dividend. The fair value of stock options was re-measured using the Black-Scholes option-pricing model before and after the modification. As a result of this modification, the Company's unrecognized stock option expense was increased by $17 million for all unvested shares, which amount is being recognized prospectively over the remaining terms of those options.

No other terms of the Company's employee stock options, including those held by named executive officers, have been changed.

The fair value of each stock option award is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the historic average of the common stock of our peer companies and the Company's historic stock price volatility over the expected term); the expected option life (an estimate based on a simplified approach); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bond with a maturity equal to the expected life of the option). In 2012, the per share weighted-average fair value for all options granted was $9.21. In 2011, the per share weighted-average fair value for all options granted was $7.86 before the re-measurement described above and $9.88 after re-measurement. In 2010, the per share weighted-average fair value for all options granted was $7.82. These fair values were computed using the following range of assumptions for the years ended December 31:

	2012	2011	2010
Fair value assumptions:
Dividend yield	3.00%	3.00%	0.00%
Expected volatility	51.0%	50.0%	47.0%
Risk-free interest rate	0.80-1.11%	0.24-1.18%	1.63-2.94%
Weighted-average expected term, in years	6.0	3.4	5.2

The following table summarizes stock option activity for the year ended December 31, 2012 in thousands of shares for the non-qualified stock options:

					Aggregate
			Weighted-		Intrinsic
	Number	Weighted-	Average		Value
	of	Average	Remaining		(millions of
	Shares	Price	Term		dollars)

Outstanding at January 1, 2012	7,977	$14.24
Granted	113	44.44
Exercised	(1,324)	15.25
Forfeited	(257)	15.33
Outstanding at December 31, 2012	6,509	$14.51	5.7	years	$167
Exercisable at December 31, 2012	2,591	$15.20	4.7	years	$109

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2012 and 2011 was $39 million and $11 million, respectively.

Total stock option expense was $22 million and $17 million for the years ended December 31, 2012 and 2011, respectively, $12 million for the eight months ended December 31, 2010, and $19 million for the four months ended April 30, 2010. The related tax benefits were $8 million and $6 million for the years ended December 31, 2012 and 2011, respectively, $5 million for the eight months ended December 31, 2010, and $6 million for the four months ended April 30, 2010. As of December 31, 2012, the unrecognized compensation cost related to non-qualified stock options was $12 million, which is expected to be recognized over a weighted-average period of 2 years.

Restricted Stock—On April 30, 2010, we issued 1,771,794 restricted shares. The terms of the restricted stock award provide that the holder is entitled to receive dividends when and if paid on the Company's ordinary shares and that the holder has full voting rights during the restricted period. The holder may not sell or transfer the restricted shares until the restrictions lapse on May 14, 2014 or such earlier date as provided in the award agreement. The award agreement provides for earlier vesting in the event that any 10% holder of our ordinary shares sells any of their shares. Pursuant to this provision, the restrictions on an aggregate of 725,099 automatically lapsed due to the sale of a portion of LyondellBasell N.V. stock by the affiliates of Apollo Management Holdings L.P. to unaffiliated third parties. Additionally, pursuant to the terms of the award agreement, an aggregate of 264,297 of the vested shares were withheld in payment of withholding tax obligations.

The following table summarizes restricted stock activity for the year ended December 31, 2012 in thousands of shares:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value

Outstanding at January 1, 2012	1,772	$17.61
Granted	0	0.00
Paid	(725)	17.61
Forfeited	0	0.00
Outstanding at December 31, 2012	1,047	$17.61

No restricted stock was granted during the years ended December 31, 2012 and 2011 and eight months ended December 31, 2010. The weighted-average grant date fair value for restricted stock granted during the four months ended April 30, 2010 was $17.61. The total fair value of restricted stock vested during the year ended December 31, 2012 was $13 million.

The total restricted stock shares expense was $10 million for the year ended December 31, 2012, $6 million for the year ended December 31, 2011, and $5 million for each the eight months ended December 31, 2010, and four months ended April 30, 2010. The related tax benefit was $4 million and $2 million for the years ended December 31, 2012 and 2011, respectively, and $2 million for each the eight months ended December 31, 2010 and four months ended April 30, 2010. As of December 31, 2012, the unrecognized compensation cost related to restricted stock shares was $5 million, which is expected to be recognized over a weighted-average period of 2 years.

Qualified Performance Awards—The QPA was established during the first quarter of 2012. The QPA is designed to link the interests of senior management with the interests of shareholders by tying incentives to measurable corporate and individual performance.  Under QPA, which are a form of equity-based compensation, a number of target units are established at the beginning of a three-calendar year performance period. Each unit is equivalent to one share of LyondellBasell N.V. common stock. The final number of LyondellBasell N.V shares payable is determined at the end of a three-calendar year performance period by the Compensation Committee of the Supervisory Board.  Since the service-inception date precedes the grant date, the Company estimates the number of target units each reporting period, accounts for this award as a liability award until the grant date and accrues compensation expense during the three-calendar year performance period on a straight-line basis. The QPA is subject to customary accelerated vesting and forfeiture in the event of certain termination events.  The QPA is classified in Other liabilities on the Consolidated Balance Sheets.  We recorded compensation expense of $3 million for the year ended December 31, 2012.